Document and Entity Information	Aug. 09, 2019
Prospectus:
Document Type	497
Document Period End Date	Aug. 09, 2019
Registrant Name	ALLIANZ FUNDS
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 09, 2019
Document Effective Date	Aug. 09, 2019
Prospectus Date	Aug. 28, 2018
AllianzGI NFJ Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | Class T
Prospectus:
Trading Symbol	AVATX
AllianzGI NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI NFJ Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX